FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Commodity Price Risk - Tabular Disclosure (Details) - Commodity Contract	Feb. 20, 2024 bbl / d MMcf / d $ / Mcf $ / bbl	Feb. 21, 2024 $ / bbl
Crude Oil
Commodity Price Risk
Total average deferred premium on outstanding hedges		1.25
Crude Oil | Put, West Texas Intermediate, 01 January 2024 to 30 June 2024 | Long
Commodity Price Risk
Volume | bbl / d	5,000
Weighted average price	77.00
Crude Oil | Put, West Texas Intermediate, 01 January 2024 to 30 June 2024 | Short
Commodity Price Risk
Volume | bbl / d	5,000
Weighted average price	65.00
Crude Oil | Call, West Texas Intermediate, 01 January 2024 to 30 June 2024 | Short
Commodity Price Risk
Volume | bbl / d	5,000
Weighted average price	95.00
Natural Gas | Swap, Leidy Basis, 01 February 2024 to 29 February 2024 | Long
Commodity Price Risk
Volume | MMcf / d	40,000
Weighted average price | $ / Mcf	0.45